Snow Capital Long/Short Opportunity Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares		Value
COMMON STOCKS - 70.97%
Air Freight & Logistics - 2.26%
FedEx Corp.	7,800		$1,018,369
United Parcel Service, Inc. - Class B	8,140		811,639
			1,830,008
Banks - 9.04%
Bank of America Corp. (a)(b)	85,920		2,072,390
JPMorgan Chase & Co. (a)(b)	22,560		2,195,314
Truist Financial Corp.	40,050		1,473,039
Umpqua Holdings Corp.	137,678		1,568,152
			7,308,895
Beverages - 0.94%
Constellation Brands, Inc. - Class A	4,390		758,153
Biotechnology - 6.33%
AbbVie, Inc. (a)	16,744		1,551,666
Amgen, Inc. (a)(b)	8,535		1,960,489
Biogen, Inc. (a)(c)	5,234		1,607,309
			5,119,464
Capital Markets - 1.32%
The Goldman Sachs Group, Inc. (a)	5,420		1,064,976
Communications Equipment - 2.19%
Cisco Systems, Inc. (b)	36,968		1,767,810
Consumer Finance - 1.70%
American Express Co.	14,505		1,378,990
Containers & Packaging - 1.21%
International Paper Co. (a)	28,770		979,619
Diversified Telecommunication Services - 2.75%
CenturyLink, Inc. (b)	126,150		1,240,055
Verizon Communications, Inc.	17,200		986,936
			2,226,991
Electric Utilities - 1.38%
Exelon Corp.	29,151		1,116,775
Electrical Equipment - 1.42%
Emerson Electric Co. (a)	18,800		1,147,176
Entertainment - 1.18%
The Walt Disney Co.	8,110		951,303
Food Products - 1.00%
Tyson Foods, Inc. - Class A	13,200		811,008
Health Care Equipment & Supplies - 0.72%
Zimmer Biomet Holdings, Inc.	4,640		586,218
Health Care Providers & Services - 4.03%
Centene Corp. (a)(b)(c)	27,380		1,813,925
Laboratory Corp. of America Holdings (a)(b)(c)	8,240		1,444,637
			3,258,562
Hotels, Restaurants & Leisure - 1.46%
Las Vegas Sands Corp.	24,650		1,181,721
Household Durables - 3.80%
Mohawk Industries, Inc. (c)	12,552		1,169,846
PulteGroup, Inc. (a)(b)	56,030		1,903,340
			3,073,186
Insurance - 5.25%
The Hartford Financial Services Group, Inc.	27,390		1,048,763
MetLife, Inc. (a)	47,455		1,708,855
The Travelers Companies, Inc.	13,890		1,485,952
			4,243,570
Machinery - 1.38%
Caterpillar, Inc.	9,265		1,113,004
Media - 1.16%
The Interpublic Group of Cos., Inc.	55,000		941,050
Metals & Mining - 3.09%
Commercial Metals Co.	50,360		864,178
Rio Tinto PLC - ADR (b)	30,300		1,633,775
			2,497,953
Multiline Retail - 0.63%
Kohl's Corp.	26,580		510,868
Oil, Gas & Consumable Fuels - 7.45%
BP PLC - ADR (a)	41,968		971,140
Chevron Corp.	12,800		1,173,760
Marathon Petroleum Corp. (a)	33,690		1,183,866
Pioneer Natural Resources Co.	8,300		760,280
Suncor Energy, Inc. (d)	68,140		1,166,557
Valero Energy Corp. (b)	11,590		772,358
			6,027,961
Semiconductors & Semiconductor Equipment - 1.53%
Broadcom, Inc. (b)	3,160		920,413
NXP Semiconductors NV (b)(d)	3,300		317,130
			1,237,543
Specialty Retail - 1.18%
The TJX Cos Inc.	18,150		957,594
Technology Hardware, Storage & Peripherals - 2.69%
NCR Corp. (c)	65,060		1,174,333
NetApp, Inc.	22,596		1,006,426
			2,180,759
Textiles, Apparel & Luxury Goods - 3.88%
PVH Corp.	34,256		1,557,620
Tapestry, Inc.	115,790		1,574,743
			3,132,363
TOTAL COMMON STOCKS (Cost $63,758,474)			57,403,520

PURCHASED OPTIONS - 0.24%	Contracts	Notional Value
EXCHANGE TRADED CALL OPTIONS - 0.07%
CenturyLink, Inc.
Expiration: October, 2020, Exercise Price: $10.000	700	$688,100	$59,500
EXCHANGE TRADED PUT OPTIONS - 0.17%
SPDR S&P 500 ETF Trust
Expiration: June, 2020, Exercise Price: $300.000	50	1,521,600	25,750
Expiration: December, 2020, Exercise Price: $300.000	50	1,521,600	111,000
TOTAL PURCHASED OPTIONS (Cost $237,503)			196,250

EXCHANGE TRADED FUNDS - 0.90%	Shares
VanEck Vectors Junior Gold Miners ETF	15,800		$728,064
TOTAL EXCHANGE TRADED FUNDS (Cost $591,879)			728,064

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.00%
Mortgage Real Estate Investment Trusts (REITs) - 1.00%
Annaly Capital Management, Inc.	131,380		809,301
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $829,292)			809,301

MONEY MARKET FUND - 21.82%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.080% (e)	17,651,417		17,651,417
TOTAL MONEY MARKET FUND (Cost $17,651,417)			17,651,417

Total Investments (Cost $83,068,565) - 94.93%			76,788,552
Other Assets in Excess of Liabilities - 5.07%			4,105,231
TOTAL NET ASSETS - 100.00%			$80,893,783

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Foreign issued security.
(e)	Seven day yield as of May 31, 2020.

Abbreviations:
ADR	American Depositary Receipt
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
May 31, 2020 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (18.84)%
COMMON STOCKS - (0.95)%
Specialty Retail - (0.49)%
Foot Locker, Inc.	(14,270)	$(395,279)
Textiles, Apparel & Luxury Goods - (0.46)%
VF Corp.	(6,615)	(371,101)

TOTAL COMMON STOCKS (Proceeds: $1,104,784)		(766,380)

EXCHANGE TRADED FUNDS - (17.89)%
Invesco QQQ Trust Series 1	(4,090)	(954,442)
iShares Russell 1000 Value ETF	(53,550)	(6,111,126)
iShares Russell 2000 ETF	(21,550)	(2,993,295)
SPDR S&P 500 ETF Trust	(10,730)	(3,265,354)
Technology Select Sector SPDR Fund	(11,770)	(1,153,107)

TOTAL EXCHANGE TRADED FUNDS (Proceeds: $14,333,959)		(14,477,324)

Total for Shares Sold Short (Proceeds: $15,438,743)		$(15,243,704)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
May 31, 2020 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
Amgen, Inc.
Expiration: October, 2020, Exercise Price: $260.00	(15)	$(344,550)	$(4,500)
Bank of America Corp.
Expiration: August, 2020, Exercise Price: $26.00	(156)	(376,272)	(18,720)
Broadcom, Inc.
Expiration: September, 2020, Exercise Price: $300.00	(13)	(378,651)	(20,800)
Centene Corp.
Expiration: June, 2020, Exercise Price: $75.00	(54)	(357,750)	(675)
Cisco Systems, Inc.
Expiration: September, 2020, Exercise Price: $47.50	(85)	(406,470)	(25,500)
Invesco QQQ Trust Series 1
Expiration: September, 2020, Exercise Price: $235.00	(36)	(840,096)	(43,920)
JPMorgan Chase & Co.
Expiration: September, 2020, Exercise Price: $105.00	(36)	(350,316)	(17,640)
Laboratory Corp. of America Holdings
Expiration: August, 2020, Exercise Price: $185.00	(41)	(718,812)	(30,340)
NXP Semiconductors NV
Expiration: July, 2020, Exercise Price: $105.00	(33)	(317,130)	(14,850)
PulteGroup, Inc.
Expiration: October, 2020, Exercise Price: $37.00	(103)	(349,891)	(30,694)
Expiration: October, 2020, Exercise Price: $40.00	(140)	(475,580)	(28,140)
Rio Tinto PLC
Expiration: July, 2020, Exercise Price: $50.00	(76)	(409,792)	(38,760)
Valero Energy Corp.
Expiration: June, 2020, Exercise Price: $60.00	(68)	(453,152)	(51,680)
			(326,219)
EXCHANGED TRADED PUT OPTIONS
3M Co.
Expiration: July, 2020, Exercise Price: $150.00	(39)	(610,116)	(17,745)
Bank of America Corp.
Expiration: September, 2020, Exercise Price: $18.00	(270)	(651,240)	(15,390)
Broadcom, Inc.
Expiration: September, 2020, Exercise Price: $220.00	(23)	(669,921)	(8,855)
Caterpillar, Inc.
Expiration: June, 2020, Exercise Price: $125.00	(46)	(552,598)	(34,776)
Expiration: August, 2020, Exercise Price: $105.00	(50)	(600,650)	(19,500)
CenturyLink, Inc.
Expiration: October, 2020, Exercise Price: $9.00	(700)	(688,100)	(63,700)
The Charles Schwab Corp.
Expiration: June, 2020, Exercise Price: $25.00	(195)	(700,245)	(2,438)
FedEx Corp.
Expiration: June, 2020, Exercise Price: $135.00	(44)	(574,464)	(32,692)
Honeywell Intl, Inc.
Expiration: September, 2020, Exercise Price: $135.00	(40)	(583,400)	(28,000)
JPMorgan Chase & Co.
Expiration: September, 2020, Exercise Price: $85.00	(57)	(554,667)	(24,225)
Kohl's Corp.
Expiration: June, 2020, Exercise Price: $30.00	(170)	(326,740)	(182,750)
Expiration: June, 2020, Exercise Price: $42.50	(94)	(180,668)	(219,490)
Las Vegas Sands Corp.
Expiration: September, 2020, Exercise Price: $35.00	(83)	(397,902)	(16,185)
Medifast, Inc.
Expiration: June, 2020, Exercise Price: $75.00	(77)	(788,018)	(2,117)
NetApp, Inc.
Expiration: June, 2020, Exercise Price: $50.00	(120)	(534,480)	(76,440)

SPDR S&P 500 ETF Trust
Expiration: September, 2020, Exercise Price: $200.00	(50)	(1,521,600)	(6,550)
Expiration: September, 2020, Exercise Price: $220.00	(45)	(1,369,440)	(10,125)
Suncor Energy, Inc.
Expiration: September, 2020, Exercise Price: $15.00	(270)	(462,240)	(31,860)
Tyson Foods, Inc. - Class A
Expiration: October, 2020, Exercise Price: $55.00	(88)	(540,672)	(33,968)
Ultra Beauty, Inc.
Expiration: June, 2020, Exercise Price: $200.00	(27)	(658,827)	(2,565)
United Parcel Service, Inc.
Expiration: October, 2020, Exercise Price: $95.00	(45)	(448,695)	(26,325)
UnitedHealth Group, Inc.
Expiration: June, 2020, Exercise Price: $250.00	(23)	(701,155)	(1,702)
Valero Energy Corp.
Expiration: June, 2020, Exercise Price: $55.00	(100)	(666,400)	(5,000)
Expiration: September, 2020, Exercise Price: $55.00	(82)	(546,448)	(27,880)
Zimmer Biomet Holdings, Inc.
Expiration: September, 2020, Exercise Price: $125.00	(43)	(543,262)	(42,570)
			(932,848)
Total Options Written (Premiums received $1,209,997)			$(1,259,067)

Summary of Fair Value Exposure at May 31, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

	Snow Capital Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$11,173,729	$-	$-	$11,173,729
Total Equity	11,173,729	-	-	11,173,729
Money Market Funds	12,111	-	-	12,111
Total Investments in Securities	$11,185,840	$-	$-	$11,185,840

	Snow Capital Long/Short Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$57,403,520	$-	$-	$57,403,520
Exchange-Traded Funds	728,064	-	-	728,064
Real Estate Investment Trusts	809,301	-	-	809,301
Total Equity	58,940,885	-	-	58,940,885
Purchased Options	196,250	-	-	196,250
Money Market Funds	17,651,417	-	-	17,651,417
Total Investments in Securities	$76,788,552	$-	$-	$76,788,552

Liabilities:
Securities Sold Short(2)	$(15,243,704)	$-	$-	$(15,243,704)
Written Options	(800,172)	(458,895)	-	(1,259,067)
Total Liabilities	$(16,043,876)	$(458,895)	$-	$(16,502,771)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.

The Snow Capital Small Cap Value Fund did not hold derivative instruments during the period presented.

The Snow Capital Long/Short Opportunity Fund used put and call options during the period presented. The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2020 was as follows:

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$196,250	Options written, at value	(1,259,067)

Total		$196,250		$(1,259,067)

The effect of derivative instruments on the income for the period March 1, 2020 through May 31, 2020 was as follows:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$219,369	$219,369
Total	$-	$219,369	$219,369

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(326,642)	$300,939	$(25,703)
Total	$(326,642)	$300,939	$(25,703)